Note 07 - Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derecognition of Financial Assets at amortized cost [Abstract]
Total Derecognition	€ 473	€ 539	€ 10,000